Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Describes the Net Purchasing (Sales) Activity

The following table describes the net purchasing (sales) activity with entities identified as related parties to the Company:

	Year Ended December 31,
(In thousands)	2024	2023
Green Thumb Industries	$1	$—

The following table summarizes net related party payable as of December 31, 2024 and 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Green Thumb Industries	$(10,487)	$—